Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Total	$ 448,345	$ 2,010,325	$ 401,574	$ 456,502	[1]	$ 994,103
U.S. Dollars [Member]
Total		2,007,423		450,549
Mexican Pesos [Member]
Total		$ 2,902		$ 5,953

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.